GOODWILL	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
GOODWILL [Text Block]

10. GOODWILL

Cost

Balance at January 1, 2017	$7,130

Additions	-

Impairments	-

Balance at December 31, 2017	$7,130

Additions	-

Impairments	-

Balance at December 31, 2018	$7,130

Impairment testing for cash-generating units containing goodwill as at December 31, 2018

The Corporation tests CGUs or groups of CGUs with indefinite life intangible assets and/or allocated goodwill for impairment as at December 31 of each calendar year. For the purposes of the 2018 annual impairment test, management has determined that the Corporation has three CGUs (Note 1), being Loyalty Currency Retailing, Platform Partners and Points Travel. The goodwill value has been allocated to the CGUs that are expected to benefit from the synergies of the business combinations in which goodwill arose.

When assessing whether or not there is impairment, the Corporation determines the recoverable amount of a CGU based on the greater of its value in use or its fair value less costs to sell. Value in use is estimated by discounting estimated future cash flows to their present value. Management estimates the discounted future cash flows and a terminal value. The future cash flows are based on estimates of expected future operating results of the CGUs after considering economic conditions and a general outlook for the CGU’s industry. Discount rates consider market rates of return, debt to equity ratios and certain risk premiums, among other things. The terminal value is the value attributed to the CGU's operations beyond the projected time period of the cash flows using a perpetuity rate based on expected economic conditions and a general outlook for the industry.

Management has made certain assumptions for the discount and terminal growth rates to reflect variations in expected future cash flows. These assumptions may differ or change quickly depending on economic conditions or other events. It is therefore possible that future changes in assumptions may negatively affect future valuations of CGUs, which could result in impairment losses.

The table below provides an overview of the methods and assumptions that Management has used to determine recoverable amounts for the CGUs with indefinite life intangible assets and goodwill.

(In thousands of dollars, except years and percentages)

		Carrying value
	Carrying	of indefinite-life	Recoverable	Period	Terminal	Pre-tax
	value of	intangible	amount	used	growth	discount
	goodwill	assets	method	(years)	rate %	rate %

Loyalty Currency Retailing	$5,681	$4,505	Value in Use	5	2.0%	19.6%

Points Travel	$1,449	-	Value in Use	7	2.0%	28.8%

The annual testing was completed in 2018 and 2017, and no impairment was identified.